Earnings per Share - Additional Information (Details) - $ / shares	2 Months Ended	12 Months Ended
	Feb. 22, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding		99,607,574	99,502,243	99,311,551
Diluted weighted average number of common shares outstanding		99,607,574	114,172,782	114,005,983
Basic net income (loss) per share		$ (1.06)	$ 1.08	$ 85.20
Diluted net income (loss) per share		$ (1.06)	$ 1.00	$ 74.27
Rights Agreement
Earnings Per Share Basic [Line Items]
Issuance of new shares	14,630,813
Rights Agreement | Common Stock
Earnings Per Share Basic [Line Items]
Issuance of new shares	27,777,341
Implementation of Rights Agreement and Newly Issued Common and Preferred Shares Not in Effect
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding		71,830,233
Diluted weighted average number of common shares outstanding		71,830,233
Basic net income (loss) per share		$ 1.39
Diluted net income (loss) per share		$ 1.39